Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 8,338	$ 7,140	$ 4,460
Rebate receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,141	1,117	871
Federal excise tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	5,937	5,414	3,079
Insurance settlement in process
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	769	0	298
Income tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	460	460	0
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 31	$ 149	$ 212